Real Estate Debt Investments (Details 3) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013 loan	Dec. 31, 2012 loan	Dec. 31, 2011 loan
Status of loan portfolio
Loans and Leases Receivable Allowance Number of Loans			4	7	12
Loan Loss Reserve
Beginning balance	$ 2,880,000	$ 156,699,000	$ 156,699,000	$ 187,784,000	$ 197,200,000
Provision for loan losses, net	1,886,000	2,336,000	(8,786,000)	23,037,000	52,980,000
Transfers to REO		(5,623,000)	(5,623,000)	(5,260,000)	(29,260,000)
Ending balance	4,766,000	153,412,000	2,880,000	156,699,000	187,784,000
Reversal of previously recorded provision for loan loss		4,000,000	15,100,000	4,700,000
Number of Days of Default or Past Due for Loans to be Categorized as Nonperforming	90 days		90 days
Allowance for Loan and Lease Losses, Loans Sold			0	(667,000)	0
Allowance for Loan and Lease Losses, Write-offs			(20,210,000)	(48,195,000)	(33,136,000)
Allowance for Loan and Leases Losses, Deconsolidation of Loans			(119,200,000)	0	0
First mortgage loans
Loan Loss Reserve
Ending balance	1,000,000		1,000,000	11,813,000
Mezzanine loans
Loan Loss Reserve
Ending balance	3,766,000		1,880,000	108,036,000
Subordinate interests
Loan Loss Reserve
Ending balance				22,100,000
Term loans
Loan Loss Reserve
Ending balance				$ 14,750,000